Note 10 - Notes Payable, Related Parties (Details) - Maturities on Notes Payable, Related Parties (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Notes Payable, Related Parties (Details) - Maturities on Notes Payable, Related Parties [Line Items]
Total	$ 5,372,743	$ 5,372,743
Note Payable To HealthTronics [Member]
Note 10 - Notes Payable, Related Parties (Details) - Maturities on Notes Payable, Related Parties [Line Items]
2015	5,372,743
Total	$ 5,372,743